Alger Capital Appreciation Institutional Fund Shareholder Fees - Class I R Shares [Member] - Alger Capital Appreciation Institutional Fund	Oct. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Class R
Prospectus [Line Items]
Shareholder Fee, Other	$ 0